Changes in the Company structure (Tables)	6 Months Ended
Jun. 30, 2025
SapuraOMV
Changes in the Company structure
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	440
Intangible assets	437
Tangible assets	1,022
Other assets and liabilities	(486)
Net debt of the acquired treasury	(224)
Fair value of the consideration transferred	1,189